PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

10.PROPERTY, PLANT AND EQUIPMENT

The property, plant and equipment (“PP&E”) continuity summary is as follows:

	Plant and Equipment		Mineral	Total
(in thousands)	Owned	Right-of-Use	Properties	PP&E
Cost:
Balance-January 1, 2021	$106,087	$891	$179,743	$286,721
Additions	1,173	83	46	1,302
Disposals	(466)	(21)	—	(487)
Recoveries	—	—	(1)	(1)
Reclamation adjustment (note 14)	(1,111)	—	—	(1,111)
Balance-December 31, 2021	$105,683	$953	$179,788	$286,424

Additions	6,731	103	431	7,265
Disposals	(187)	(293)	—	(480)
Reclamation adjustment (note 14)	(4,159)	—	—	(4,159)
Balance-December 31, 2022	$108,068	$763	$180,219	$289,050

Accumulated amortization, depreciation:
Balance-January 1, 2021	$(29,495)	$(356)	$—	$(29,851)
Amortization	(280)	—	—	(280)
Depreciation	(2,391)	(203)	—	(2,594)
Disposals	466	17	—	483
Reclamation adjustment (note 14)	280	—	—	280
Balance-December 31, 2021	$(31,420)	$(542)	$—	$(31,962)

Amortization	(199)	—	—	(199)
Depreciation	(3,797)	(146)	—	(3,943)
Disposals	150	293	—	443
Reclamation adjustment (note 14)	116	—	—	116
Balance-December 31, 2022	$(35,150)	$(395)	$—	$(35,545)

Carrying value:
Balance-December 31, 2021	$74,263	$411	$179,788	$254,462
Balance-December 31, 2022	$72,918	$368	$180,219	$253,505

Plant and Equipment - Owned

The Company has a 22.5% interest in the McClean Lake mill through its ownership interest in the MLJV. The carrying value of the mill, comprised of various infrastructure, building and machinery assets, represents $58,378,000, or 78.2%, of the December 2022 total carrying value amount of owned PP&E assets.

Additions to PP&E in 2022 mainly comprised of purchase and renovation of an office building in Saskatoon as well as equipment related to the Feasibility Field Test (“FFT”) activities at Wheeler River.

A toll milling agreement amongst the participants of the MLJV and the CLJV provides for the processing of certain future output of the Cigar Lake mine at the McClean Lake mill, for which the owners of the McClean Lake mill receive a toll milling fee and other benefits. Denison further has an agreement with Ecora Resources PLC (“Ecora”) (formerly named Anglo Pacific Group PLC “APG”) regarding the receipt of certain toll milling fees it receives from this toll milling agreement – see note 12. In determining the units of production amortization rate for the McClean Lake mill, the amount of production attributable to the mill assets includes Denison’s expected share of mill feed related to MLJV ores, MWJV ores and the CLJV toll milling contract. Milling activities in 2022 at the McClean Lake mill were dedicated exclusively to processing and packaging ore from the Cigar Lake mine. Milling activity in 2021 included processing and packaging ore for the Cigar Lake mine as well as from the test mining activities that occurred at the MLJV during the year. Mill production in 2021 was impacted by the COVID-19 pandemic. See note 12 for the current operating status of the McClean Lake mill.

Plant and Equipment – Right-of-Use

The Company has included the cost of various right-of-use (“ROU”) assets within its plant and equipment ROU carrying value amount. These assets consist of building, vehicle and office equipment leases. The majority of the asset value is attributable to the building lease assets for the Company’s office in Toronto and warehousing space in Saskatoon.

Mineral Properties

The Company has various interests in development, evaluation and exploration projects located in Saskatchewan, Canada, which are either held directly or through option or various contractual agreements. The following projects, all located in Saskatchewan, represent $163,119,000, or 90.5%, of the carrying value amount of mineral property assets as at December 31, 2022:

a)	Wheeler River – the Company has a 90.0% direct interest in the project, and an additional 5.0% indirect interest through its investment in JCU (includes the Phoenix and Gryphon deposits);
b)	Waterbury Lake – the Company has a 67.41% interest in the project (includes the THT and Huskie deposits) and also has a 2.0% net smelter return royalty on the portion of the project it does not own;
c)	Midwest – the Company has a 25.17% interest in the project (includes the Midwest Main and Midwest A deposits);
d)	Mann Lake – the Company has a 30.0% interest in the project;
e)	Wolly – the Company has a 20.77% interest in the project;
f)	Johnston Lake – the Company has a 100% interest in the project; and
g)	McClean Lake – the Company has a 22.5% interest in the project (includes the Sue D, Sue E, Caribou, McClean North and McClean South deposits).